Share-Based Payments - Summary of Number of Shares Outstanding and Weighted Average Grant Date Fair Value (Detail) - RSU Calyxt 2017 [member] - Calyxt Inc. [member]	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of free shares outstanding, beginning balance	1,051,414	1,373,933
Number of restricted stock units outstanding, granted	100,000	315,825
Number of restricted stock units outstanding, vested	(324,043)	(261,507)
Number of restricted stock units outstanding, cancelled	(13,845)	(376,837)
Number of free shares outstanding, ending balance	813,526	1,051,414
Weighted average grant date fair value, beginning balance		$ 13.29
Weighted average grant date fair Value, granted	$ 12.48	16.68
Weighted average grant date fair value, vested	9.69	14.07
Weighted average grant date fair Value, cancelled	12.72	13.30
Weighted average grant date fair value, ending balance	$ 9.41	$ 14.11